Long-Term Bank Loans (Narrative) (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	May. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	May. 31, 2014 CNY (¥)	Apr. 30, 2014 CNY (¥)	Nov. 20, 2009 USD ($)	Nov. 20, 2009 CNY (¥)
Short-term Debt [Line Items]
Loans Payable, Noncurrent		$ 1,026		¥ 6,650	¥ 10,000
SNTON Group [Member]
Short-term Debt [Line Items]
Additional Interest Rate Above Benchmark Rate	20.00%
Accounts Payable, Related Parties, Noncurrent	¥ 10,000					¥ 15,000	¥ 105,000
Weifang Dongfang State-Owned Assets Management Co Ltd [Member]
Short-term Debt [Line Items]
Long-term Debt, Weighted Average Interest Rate		10.00%		10.00%
Percentage Of Long Term Debt Interest Rate Decreased		4.41%	4.41%
Weifang Dongfang State-Owned Assets Management Co Ltd [Member] | October 19, 2009 to October 18, 2017 [Member]
Short-term Debt [Line Items]
Loans Payable, Noncurrent		$ 1,026		¥ 6,650	¥ 10,000			$ 1,612	¥ 10,000
Dornier [Member] | October 19, 2009 to October 18, 2017 [Member]
Short-term Debt [Line Items]
Debt Instrument, Annual Principal Payment		540		¥ 3,350
Remaining principal balance due in 2017		$ 532	¥ 3,300